Angel Oak Mortgage Trust I, LLC ABS-15G

 Exhibit 99.47

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2026040786			Closed	XXX	XXX	Resolved	1 - Information	A	A	Compliance	TRID Tolerance	Insufficient Tolerance Cure (XXX)	Resolved- - Due Diligence Vendor-XXX Resolved- - Due Diligence Vendor-XXX Open- - Due Diligence Vendor-XXX Open- - Due Diligence Vendor-XXX		Resolved- - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040786	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Tolerance:FinanceCharge	XXX - Foreclosure Rescission Finance Charge Tolerance	Resolved- - Due Diligence Vendor-XXX
Resolved- - Due Diligence Vendor-XXX
Open-The disclosed finance charge (XXX) is (XXX) below the actual finance charge (XXX). For rescission after initiation of foreclosure, the XXX in XXX considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (XXX(i)(2); OSC 17(c)(2)(ii)-1)   - Due Diligence Vendor-XXX
														Open- - Due Diligence Vendor-XXX		Resolved- - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040786	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (XXX)	Resolved- - Due Diligence Vendor-XXX
Resolved- - Due Diligence Vendor-XXX
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is (XXX). The Last CD shows a total lender credit amount of (XXX). The following fees "lender credits" have decreased below their baseline amounts (Lender’s Title Policy). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - Due Diligence Vendor-XXX
														Open- - Due Diligence Vendor-XXX		Resolved- - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040786	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Enterprise:FeeLimits	ER - XXX XXX% Fee Limit	Resolved- - Due Diligence Vendor-XXX
Resolved- - Due Diligence Vendor-XXX
Ready for Review- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Ready for Review- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Ready for Review- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Please see attached XXX findings and Seller Cert - Seller-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open-The XXX prohibits fees from exceeding XXX% of the principal balance on a non-purchase money loan. (Tex. Const. Art. 16 Sec. 50(a)(6)(E); 7 TX ADC Sec. 153.5)  The XXX prohibits fees from exceeding XXX% of the principal balance on a non-purchase money loan. (Tex. Const. Art. 16 Sec. 50(a)(6)(E); 7 TX ADC Sec. 153.5) - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
														Open- - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Please see attached XXX findings and Seller Cert - Seller-XXX	Resolved- - Due Diligence Vendor-XXX	XXX.pdf XXXt.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040786	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Insufficient Change of Circumstance (XXX)	Resolved- - Due Diligence Vendor-XXX
Resolved- - Due Diligence Vendor-XXX
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Reinspection Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - Due Diligence Vendor-XXX
														Open- - Due Diligence Vendor-XXX		Resolved- - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040786	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Tolerance:FinanceCharge	XXX - Finance Charge Disclosure Tolerance (Closed End)	Resolved- - Due Diligence Vendor-XXX
Resolved- - Due Diligence Vendor-XXX
Open-The disclosed finance charge (XXX) is (XXX) below the actual finance charge(XXX). The XXX in XXX considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)   - Due Diligence Vendor-XXX
														Open- - Due Diligence Vendor-XXX		Resolved- - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040786	Closed	XXX	XXX	Resolved	1 - Information	C	A	Property	Appraisal	Review Product XXX Valuation is Expired	Resolved-XXX dated XXX (subject closed XXX days) and XXX (XXX) provided datedXXX. - Due Diligence Vendor-XXX
Resolved-Review Product XXX Valuation is Not Expired Or Review Product XXX Valuation Does Not Exist - Due Diligence Vendor-XXX
Open-Review Product XXX Valuation is Expired (Review Product 1 Valuation Date is greater than XXX days from the Note Date of XXX.  Days Difference is XXX) - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. CDA - Seller-XXX
Counter-Provide an unexpired XXX to support value. - Due Diligence Vendor-XXX
Ready for Review-We only get XXX with the appraisal. The Re-cert of value does not come with new XXX - Seller-XXX
Counter-The XXX report is expired.  Provide an updated report. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX - score of XXX - Seller-XXX
Counter-Re-cert updated in file previously.  Provide a XXX as the one in file is expired. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Appraisal Re-cert - Seller-XXX
Open-Review Product XXX Valuation is Expired (Review Product XXX Valuation Date is greater than XXX days from the Note Date of XXX. Days Difference is XXX) Review Product XXX Valuation is Expired (Review Product XXX Valuation Date is greater than XXX days from the Note Date of XXX. Days Difference is XXX) - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. CDA - Seller-XXX
 Ready for Review-We only get XXX with the appraisal. The Re-cert of value does not come with new XXX - Seller-XXX
 Ready for Review-Document Uploaded. XXX - score of XXX - Seller-XXX
 Ready for Review-Document Uploaded. Appraisal Re-cert - Seller-XXX
Resolved-XXX dated XXX (subject closed XXX - XXX days) and secondary valuation (XXX) provided datedXXX. - Due Diligence Vendor-XXX
 Resolved-Review Product XXX Valuation is Not Expired Or Review Product XXX Valuation Does Not Exist - Due Diligence Vendor-XXX
																	XXXt.pdf XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040786	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-1008 with corrected loan information provided. - Due Diligence Vendor-XXX
Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1008 - Seller-XXX
														Open-The 1008 document is missing from the loan file. Provide the updated 1008 document with Loan amount of XXX & Interest Rate of XXX% as per the Note document Loan amount showing as XXX & Interest Rate XXX % but 1008 document showing as Loan amount XXX and Interest Rate XXX also provide the XXX amount of XXX 1008 document showing as XXX. and as per XXX report FICO Score is XXX but 1008 showing as XXX. also Borrower Qualifying income of XXX but 1008 doc showing as XXX.- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated 1008 - Seller-XXX	Resolved-1008 with corrected loan information provided. - Due Diligence Vendor-XXX Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040786	Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	XXX Receipt Of Documents is Missing	Resolved-XXX Receipt Of Documents uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XXX
Resolved-Validation resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX Receipt Of Documents - Seller-XXX
														Open-XXX Receipt Of Documents is Missing - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX Receipt Of Documents - Seller-XXX	Resolved-XXX Receipt Of Documents uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XXX Resolved-Validation resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040786	Closed	XXX	XXX	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	XXX - Higher Priced Mortgage Loan (HPML)(XXX Lien XXX)(Conforming)	Resolved-The loan's (XXX%) XXX equals or exceeds the XXX threshold of (XXX%). The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable XXX for this loan is (XXX%).(12 CFR 1026.35(a)(1)(i)) - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Resolved-The loan's (XXX%) XXX equals or exceeds the XXX threshold of (XXX%). The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable XXX for this loan is (XXX%).(12 CFR 1026.35(a)(1)(i)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX Header Disclosure Page was entered correctly All disclosures, XXX, Fees, and dates are entered correctly. Borrower is XXX, XXX disclosures and loan information is on Pg#’XXX and the Final Closing disclosure on Pg#’XXX, Finding reflects XXX. Rate lock date was entered correctly – see Pg#’XXX. An interior and exterior appraisal was completed for this property – see pg#’XXX, the appraisal disclosure was provided to the borrower(s)- see Pg#XXX. and confirmation the appraisal was delivered to the borrower – see Pg#’XXX. The loan meets XXX guidelines, resolved. - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Resolved- - Due Diligence Vendor-XXX
Open-The loan's (XXX%) XXX equals or exceeds the XXX threshold of (XXX%). The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable XXX for this loan is (XXX%).(12 CFR 1026.35(a)(1)(i))   - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Resolved-The loan's (XXX%) XXX equals or exceeds the XXX threshold of (XXX%). The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable XXX for this loan is (XXX%).(12 CFR 1026.35(a)(1)(i)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX  may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX Header Disclosure Page was entered correctly All disclosures, XXX, Fees, and dates are entered correctly. Borrower is XXX, XXX disclosures and loan information is on Pg#’XXX and the Final Closing disclosure on Pg#’XXX, Finding reflects XXX. XXX date was entered correctly – see Pg#’XXX,XXX,XXX. An interior and exterior appraisal was completed for this property – see pg#’XXX, the appraisal disclosure  provided to the borrower(s)- see Pg#’XXX,XXX. and confirmation the appraisal was delivered to the borrower – see Pg#’XXX. The loan meets XXX guidelines, resolved.  - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX	Resolved-The loan's (XXX%) XXX equals or exceeds the XXX threshold of (XXX%). The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (XXX%).(12 CFR 1026.35(a)(1)(i)) - Due Diligence Vendor-XXX
 Resolved-The loan's (XXX%) APR equals or exceeds the XXX threshold of (XXX%). The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable XXX for this loan is (XXX%).(12 CFR 1026.35(a)(1)(i)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX   may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX Disclosure Page was entered correctly All disclosures, XXX, Fees, and dates are entered correctly. Borrower is XXX, XXX disclosures and loan information is on Pg#’XXX and the Final Closing disclosure on Pg#’XXX, Finding reflects XXX. Rate lock date was entered correctly – see Pg#’XXX,XXX,XXX. An interior and exterior appraisal was completed for this property – see pg#’XXX, the appraisal disclosure was provided to the borrower(s)- see Pg#’XXX,XXX. and confirmation the appraisal was delivered to the borrower – see Pg#’XXX. The loan meets XXX guidelines, resolved. - Due Diligence Vendor-XXX
 Resolved-  - Due Diligence Vendor-XXX
 Resolved-The loan's (XXX%) XXX equals or exceeds the XXX threshold of (XXX%). The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (XXX%).(12 CFR 1026.35(a)(1)(i)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX Disclosure Page was entered correctly All disclosures, XXX, Fees, and dates are entered correctly. Borrower is XXX, XXX disclosures and loan information is on Pg#’XXX and the Final Closing disclosure on Pg#’XXX, Finding reflects XXX. Rate lock date was entered correctly – see Pg#’XXX,XXX,XXX. An interior and exterior appraisal was completed for this property – see pg#’XXX, the appraisal disclosure was provided to the borrower(s)- see Pg#’XXX,XXX. and confirmation the appraisal was delivered to the borrower – see Pg#’XXX. The loan meets XXX guidelines, resolved.  - Due Diligence Vendor-XXX
																				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040886	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Eligibility	Business Entity Formation Doc Missing	Resolved-Validation Resolved' - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Please see attached - Buyer-XXX
Counter-Need the EIN as well that is missing from the file  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Please see attached - Seller-XXX
														Open-Entity Formation Doc Indicator is Missing. Provide entity formation docs, missing articles of organization, secretary of state search, certificate of good stand and employer identification number. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Please see attached - Seller-XXX	Resolved-Validation Resolved' - Due Diligence Vendor-XXX	XXXt.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040886	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-XXX
Resolved-Using conservative approach with market rents Short term rental property.  - Due Diligence Vendor-XXX
Ready for Review-Please see pages XXX of the package and pages in the appraisal.  The current rent amount of $XXX was used in an effort to be conservative whereas the market rent estimated by the appraiser was higher at XXX. - Buyer-XXX
														Open-Purchase and based off the DSCR calculation using the rent amount from current tenant. Need the lease or addendum to the contract that shows period and terms tenant is to remain in place. - Due Diligence Vendor-XXX		Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-XXX Resolved-Using conservative approach with market rents Short term rental property. - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040886	Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 or Final Settlement Statement Document is Missing	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Please see attached - Buyer-XXX
														Open-Missing final executed Hud - Due Diligence Vendor-XXX		Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026040886	Closed	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Exception is for not having sufficient reserves. Guidelines calls for XXX months of additional reserves for each financed property. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Please see attached - Buyer-XXX
Open-Based on guidelines requires XXX months of reserves for each financed property. Based on the financed properties borrower needs XXX months of reserves and currently only has XXX months of reserves - Due Diligence Vendor-XXX	Waived-Exception is for not having sufficient reserves. Guidelines calls for XXX months of additional reserves for each financed property. - Due Diligence Vendor-XXX	XXX.pdf	XXX% LTV is below the maximum XXX% LTV by XXX%.
XXX Representative credit score exceeds the minimum required of XXX by XXX points
																			DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.	XXX	XXX	XXX	XXX	XXX	Originator Pre-Close	Yes
XXX	2026040900	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-Updated 1008 provided. Resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1008 - Seller-XXX
														Open-The 1008 document is missing from the loan file. Provide updated 1008 document as originator considered appraised value as XXX but the actual appraised value as per Appraisal and other closing documents is XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated 1008 - Seller-XXX	Resolved-Updated 1008 provided. Resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A